Schedule V-Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 386	$ 398	$ 512
Charged to Costs and Expenses	(266)	(12)	(114)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	120	386	398
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	386	398	512
Charged to Costs and Expenses	(266)	(12)	(114)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 120	$ 386	$ 398